General	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Disclosure of general information about financial statements [text block]
NOTE 1:	GENERAL

a.	Cellect Biotechnology Ltd. (formerly Cellect Biomed Ltd.) (the “Company” or “Cellect”) is incorporated in Israel. Cellect and its subsidiary, Cellect Biotherapeutics Ltd. (the “Subsidiary”) are engaged in the development of an innovative, unique technology that enables the biological filtering and commercialization of stem cells. On May 25, 2018 the Company established a US subsidiary, Cellect Biotech Inc. Cellect’s American Depository Shares (“ADSs”) and certain warrants to purchase ADSs are listed for trading on the Nasdaq Capital Market. Each ADS represents 100 ordinary shares.

On September 5, 2017, the Company’s ordinary shares were voluntarily delisted from the Tel Aviv Stock Exchange (“TASE”). The ordinary shares of the Company continue to be listed on the Nasdaq Capital Market in the form of ADSs.

On May 16th, 2019 the company reported that it plans to explore strategic alternatives focused on maximizing shareholder value. Potential strategic alternatives that were evaluated included, but were not limited to, an acquisition, merger, business combination, in-licensing, or other strategic transaction involving the Company or its assets. On March 4, 2020 the company reported the signing of two Letters Of Intent ( LOIs), one is a strategic commercial agreement which is binding, subject to reaching definitive agreement, and the other is contemplating a full merger (for further details see Note 13 section 3 below).

On October 7, 2019, the Company, announced a 5:1 ratio changes of the Company’s American Depositary Receipt, or ADR, program. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, will be changed from twenty (20) ordinary shares to one hundred (100) ordinary shares. The effective date anticipated for the ratio change is October 23, 2019.

b.	Going Concern

The accompanying financial statements have been prepared in conformity with International Financial Reporting Standards (IFRS), assuming that the Company will continue to operate as a going concern. During the year ended December 31, 2019, the Company incurred a net loss of NIS 16,808 ($4,863) and had negative cash flows from operating activities of NIS 21,924 ($6,342). In addition, the Company had an accumulated deficit of NIS 100,864 ($29,185) at December 31, 2019. The Company’s management plans to seek additional equity financing.

The Company’s activities since inception have consisted of raising capital and performing research and development activities. As of December 31, 2019, principal commercial operations have not commenced. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations, if any, are dependent on future events, including, among other things, its ability to obtain marketing approval from regulatory authorities and access potential markets, secure financing, develop a customer base, attract, retain and motivate qualified personnel and develop strategic alliances. Although currently the company has sufficient funds to operate in the next 18 months, in order to reach profitability, the company will need to raise additional funds and there is no assurance that the company will be able to do so. See note 13 section 1 for funds raised in January 2020.

The Company expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales.

Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company would be unable to continue as a going concern.

c.	The Company currently relies on a single source supplier for one of the components used for R&D. If the current supplier suffers a major natural or man-made disaster at its manufacturing facility, or if it were otherwise cease its supply, then this could result in further delays in the clinical studies and may delay product testing and potential regulatory approval until a qualified alternative supplier is identified.